UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22412

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Gottex Multi-Asset Endowment Fund - II

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(Exact name of registrant as specified in charter)

28 State Street, 40th Floor

Boston, MA 02109

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(Address of principal executive offices) (Zip code)

William J. Landes

28 State Street, 40th Floor

Boston, MA 02109

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 532-0200

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Date of fiscal year end: March 31

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Date of reporting period: December 31, 2013

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

Gottex Multi-Asset Endowment Fund - II
(a Delaware Statutory Trust)
Schedule of Investments - December 31, 2013 (Unaudited)

Gottex Multi-Asset Endowment Fund - II (1)

Investment in Gottex Multi-Asset Endowment Master Fund, at value - 99.79%	$29,099,701
Other Assets less Liabilities - 0.21%	60,946
Net Assets - 100%	$29,160,647

(1)	Invests the majority of its assets in Gottex Multi-Asset Endowment Master Fund. The Schedule of Investments of Gottex Multi-Asset Endowment Master Fund is included below.

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited)
December 31, 2013

Number
of Shares		Fair Value
	COMMON STOCKS - 8.3%
	CONSUMER DISCRETIONARY - 0.7%
528	Children's Place Retail Stores, Inc. (The) (1)	$30,080
1,173	Finish Line, Inc. (The), Class A	33,043
290	Helen of Troy, Ltd. (1)	14,320
583	Jos. A. Bank Clothiers, Inc. (1)	31,931
918	Monro Muffler Brake, Inc.	51,739
964	Motorcar Parts of America, Inc. (1)	18,605
1,184	Ruth's Hospitality Group, Inc.	16,825
520	Winnebago Industries, Inc. (1)	14,274
1,057	Wolverine World Wide, Inc.	35,896
		246,713

	CONSUMER STAPLES - 0.0%
261	Cal-Maine Foods, Inc.	15,720

	ENERGY - 0.4%
674	Bill Barrett Corp. (1)	18,050
1,988	Cloud Peak Energy, Inc. (1)	35,784
1,536	Comstock Resources, Inc.	28,093
510	SM Energy Co.	42,386
		124,313

	FINANCIALS - 0.9%
1,507	Boston Private Financial Holdings, Inc.	19,018
1,320	FirstMerit Corp.	29,344
2,166	ICG Group, Inc. (1)	40,352
960	Investors Bancorp, Inc.	24,557
924	LaSalle Hotel Properties - REIT	28,515
2,072	Northfield Bancorp, Inc.	27,350
1,740	Old National Bancorp	26,744
621	Post Properties, Inc.	28,088
1,146	Tree.com, Inc. (1)	37,635
519	UMB Financial Corp.	33,361
		294,964

	HEALTH CARE - 1.0%
324	Analogic Corp.	28,694
1,170	AngioDynamics, Inc. (1)	20,077
689	ArthroCare Corp. (1)	27,725
146	Bio-Rad Laboratories, Inc., Class A (1)	18,047
3,495	Cynosure, Inc., Class A (1)	93,107
552	Haemonetics Corp. (1)	23,256
266	Hill-Rom Holdings, Inc.	10,996
1,062	Masimo Corp. (1)	31,042
628	STERIS Corp.	30,175
879	West Pharmaceutical Services, Inc.	43,124
		326,243

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
December 31, 2013

Number
of Shares		Fair Value
	INDUSTRIALS - 1.7%
468	Brink's Co. (The)	$15,978
1,392	Clean Harbors, Inc. (1)	83,464
1,099	CRA International, Inc. (1)	21,760
672	EnerSys	47,100
545	Flowserve Corp.	42,962
3,065	Fly Leasing, Ltd. - ADR (9)	49,255
1,082	Forward Air Corp.	47,511
1,028	Mistras Group, Inc. (1)	21,465
482	Powell Industries, Inc. (1)	32,289
1,580	Quanta Services, Inc. (1)	49,865
1,092	Rollins, Inc.	33,077
676	Ryder System, Inc.	49,875
1,251	Stock Building Supply Holdings, Inc. (1)	22,793
578	Thermon Group Holdings, Inc. (1)	15,797
855	Woodward, Inc.	38,996
		572,187

	INFORMATION TECHNOLOGY - 2.7%
641	ADTRAN, Inc.	17,314
10,610	Atmel Corp. (1)	83,076
504	ATMI, Inc. (1)	15,226
45	Calix, Inc. (1)	434
932	Cardtronics, Inc. (1)	40,495
4,749	Cypress Semiconductor Corp. (1)	49,865
322	FARO Technologies, Inc. (1)	18,773
2,630	Harmonic, Inc. (1)	19,409
3,004	Inphi Corp. (1)	38,752
1,919	International Rectifier Corp. (1)	50,028
897	LTX-Credence Corp. (1)	7,167
374	Methode Electronics, Inc.	12,787
1,152	Microsemi Corp. (1)	28,742
979	MICROS Systems, Inc. (1)	56,165
463	NETGEAR, Inc. (1)	15,251
787	Oplink Communications, Inc. (1)	14,638
500	OSI Systems, Inc. (1)	26,555
867	PTC, Inc. (1)	30,683
352	Rogers Corp. (1)	21,648
875	Skyworks Solutions, Inc. (1)	24,990
4,361	Super Micro Computer, Inc. (1)	74,835
3,699	Sykes Enterprises, Inc. (1)	80,675
612	Trimble Navigation, Ltd. (1)	21,237
2,462	Ultra Clean Holdings, Inc. (1)	24,694
1,740	Ultratech, Inc. (1)	50,460
1,439	Xilinx, Inc.	66,079
		889,978

	MATERIALS - 0.8%
2,360	AMCOL International Corp.	80,193
1,126	Ball Corp.	58,169
528	Haynes International, Inc.	29,167
433	Innophos Holdings, Inc.	21,044
907	LSB Industries, Inc. (1)	37,205
583	Silgan Holdings, Inc.	27,996
613	US Concrete, Inc. (1)	13,872
		267,646

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
December 31, 2013

Number of
Shares/Units		Fair Value
	UTILITIES - 0.1%
935	MDU Resources Group, Inc.	$28,564
	TOTAL COMMON STOCKS	2,766,328
	(Identified Cost $2,397,121)

	EXCHANGE TRADED FUNDS & MUTUAL FUNDS - 34.7%
	GROWTH - 21.8%
	LONG-ONLY EQUITY - 21.8%
47,401	Bogle Investment Management Small Cap Growth Fund (1)	1,661,411
84,338	Hodges Small Cap Fund - Class I	1,605,791
29,009	iShares MSCI United Kingdom ETF	605,708
25,681	RBC Small Cap Core Fund - Class I	843,109
14,479	SPDR EURO STOXX 50 ETF	611,014
3,064	SPDR S&P 500 ETF Trust	565,890
13,764	Vanguard FTSE Emerging Markets ETF	566,251
14,798	Wisdom Tree Japan Hedged Equity Fund	752,330
	TOTAL GROWTH	7,211,504

	OPPORTUNISTIC - 6.8%
	MACRO - 6.8%
61,263	Mainstay Marketfield Fund - Class I	1,134,585
88,235	Whitebox Tactical Opportunities Fund - Class I	1,127,647
	TOTAL OPPORTUNISTIC	2,262,232

	RISK MITIGATING - 6.1%
	FIXED INCOME - 6.1%
16,591	SPDR Barclays High Yield Bond ETF	672,931
100,300	Templeton Global Total Return Fund	1,353,050
	TOTAL RISK MITIGATING	2,025,981
	TOTAL EXCHANGE TRADED FUNDS & MUTUAL FUNDS	11,499,717
	(Identified Cost $10,878,291)

	HEDGE FUNDS - 41.2%
	GROWTH - 11.5%
	EVENT DRIVEN - 8.1%
1,100	Jet Capital Concentrated Offshore Fund, Ltd. (1) (5) (9)	1,257,696
8,947	Lyxor/Jana Partners Fund, Ltd., Class B (1) (4) (9)	1,441,603
		2,699,299
	LONG/SHORT EQUITY - 3.4%
9,542	Lyxor/Tremblant Long Short Equity Fund, Ltd., Class B (1) (4) (9)	1,111,260
	TOTAL GROWTH	3,810,559

	OPPORTUNISTIC - 16.1%
	COMMODITY TRADING ADVISORS - 5.2%
6,729	Blue Trend Fund Ltd., Class B (1) (5) (9)	1,730,627

	MACRO - 10.9%
5,716	AllBlue Ltd., Class A (1) (6) (9)	1,117,251
11,429	Graham Global Investment Fund II, Ltd. (1) (5) (9)	1,377,349
5,484	Lyxor/Bridgewater Fund, Ltd., Class B (1) (4) (9)	1,100,000
		3,594,600
	TOTAL OPPORTUNISTIC	5,325,227

	RISK MITIGATING - 13.6%
	MARKET INDEPENDENT HEDGE FUNDS - 13.6%
925	BlueMountain Equity Alternatives Fund, Ltd. (1) (6) (7) (9)	1,017,550
333	Pine River Fund, Ltd., Class A (1) (2) (6) (7) (9)	1,089,793
N/A (8)	Obsidian Fund LLC (The), Class C (1) (5) (9)	1,026,939
1,039	Whitebox Multi-Strategy Fund, Ltd. (1) (6) (9)	1,379,688
	TOTAL RISK MITIGATING	4,513,970
	TOTAL HEDGE FUNDS	13,649,756
	(Identified Cost $12,710,373)

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
December 31, 2013

Number
of Shares/Units		Fair Value

	PRIVATE EQUITY & SPECIAL OPPORTUNITIES - 4.3%
	GROWTH - 4.3%
	PRIVATE EQUITY - 4.3%
7,657	Partners Group Listed Investments SICAV (1) (9)	$1,409,763
	TOTAL PRIVATE EQUITY & SPECIAL OPPORTUNITIES	1,409,763
	(Identified Cost $1,347,428)

	TOTAL INVESTMENTS - 88.5%	29,325,564
	(Identified Cost $27,333,213)

	SHORT-TERM INVESTMENTS - 11.0%
	MONEY MARKET FUND - 11.0%
3,642,174	Federated Prime Obligations Fund, 0.02% (3)	3,642,174
	TOTAL SHORT-TERM INVESTMENTS	3,642,174
	(Identified Cost $3,642,174)

	TOTAL INVESTMENTS AND SHORT TERM INVESTMENTS - 99.5%
	(Identified Cost $30,975,387)	32,967,738
	OTHER ASSETS AND LIABILITIES - 0.5%	177,759
	TOTAL SHAREHOLDERS' EQUITY - 100.0%	$33,145,497

	All percentages are based on Shareholders' Equity.

(1)	Non-income Producing.
(2)	Withdrawals from this portfolio fund are permitted after three month lock-up period from the date of the initial investment.
(3)	The rate shown is the annualized 7-day yield as of December 31, 2013.
(4)	Withdrawals from this portfolio fund are permitted on a weekly basis.
(5)	Withdrawals from this portfolio fund are permitted on a monthly basis.
(6)	Withdrawals from this portfolio fund are permitted on a quarterly basis.
(7)	The Underlying Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Underlying Fund.
(8)	The Fund is not share or unit based and therefore does not hold shares or units, but instead has a member's capital balance.
(9)	Foreign investment denominated in U.S. dollars.

ADR - American Depositary Receipt ETF - Exchange Traded Fund PLC - Public Limited Company REIT - Real Estate Investment Trust

INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS
Investment types as a percentage of total investments and short term investments are as follows:

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
December 31, 2013

				Unrealized
Number			Notional	Appreciation/
of Contracts		Ccy	Amount	(Depreciation)
	FUTURES CONTRACTS
	FUTURES CONTRACTS PURCHASED
10	March 2014 E-Mini S&P 500 Index Futures	USD	$920,550	$34,025
39	March 2014 Euro STOXX 50 Index Futures	EUR	€1,212,120	75,031
14	March 2014 Nikkei 225 Index Futures	USD	$1,148,700	42,700
	TOTAL FUTURES CONTRACTS			151,756

	TOTAL RETURN SWAP

	Pay/					Premium	Unrealized
	Receive	Financing	Valuation		Notional	Paid	Appreciation/
Counterparty/Fund Interests	Total Return	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
Deutsche Bank AG/
PanAgora Diversified Arbitrage Off-Shore Fund, Ltd.	Receive	0.50%	5/31/2014	USD	$1,100,000	$1,100,000	$16,737
(Concluded)

The Gottex Multi-Asset Endowment Fund (the “Master Fund”) may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2013 through December 31, 2013, the Master Fund entered into twenty short and seven long forward foreign currency exchange contracts. The Master Fund had $161,267 in net realized losses, and a $10,224 change in net unrealized depreciation on forward foreign currency exchange contracts.

At December 31, 2013, the Master Fund had two outstanding short and one outstanding long forward foreign currency exchange contracts:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
January 27, 2014	Euro (€)	$2,555,000	€1,857,263	$2,552,461	$2,539	Citigroup
January 27, 2014	Euro (€)	€472,000	$650,751	$648,676	($2,075)	Citigroup
January 27, 2014	GBP (£)	$573,000	£352,586	$583,688	($10,688)	Citigroup

The Master Fund may purchase and sell futures contracts to enhance the risk/return profile through adding opportunities for realizing short-term returns and providing enhanced portfolio diversification. Investments in futures contracts require the Master Fund to “marked-to-market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Master Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Investments in futures contracts require initial margin deposits which consist of cash or eligible securities. Investments in futures contracts can be highly speculative and can substantially increase the adverse impact of investment risks to which the Master Fund may be subject.

The Master Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Master Fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are “marked-to-market” daily or monthly based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The Master Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The Master Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

As permitted under accounting principles generally accepted in the United States (“U.S. GAAP”), the investments in the Portfolio Funds held by the Master Fund are valued, as a practical expedient, utilizing the net asset valuations (“NAVs”) provided by the Portfolio Funds, without adjustment, when the net asset valuations of the investments are calculated (or adjusted by the Master Fund if necessary) in a manner consistent with U.S. GAAP for investment companies in accordance with procedures established by the Board of Trustees (the ”Board”).  Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents.  Valuations of the securities held by the Portfolio Funds may be subject to estimates and NAVs are net of management and performance incentive fees or allocations payable by the Portfolio Funds. The Master Fund applies the practical expedient to its investments in Portfolio Funds on an investment-by-investment basis, and consistently with the Master Fund’s entire position in a particular investment, unless it is probable that the Master Fund will sell a portion of an investment at an amount different from the net asset valuation. In cases where the practical expedient is not available, or if the Adviser determines it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values used for Portfolio Funds may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Portfolio Funds are included in Level 2 or 3 of the fair value hierarchy (see below for fair value hierarchy definition and leveling table). In determining the level, the Master Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. If the Master Fund has the ability to redeem its investment at the reported net asset value as of the valuation date, the investment is generally included in Level 2 of the fair value hierarchy. If the Master Fund does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in three months as of the valuation date, the investment is included in Level 3 of the fair value hierarchy.

Domestic exchange-traded equity securities and ETFs (other than options and other than those that trade on NASDAQ) held directly by the Master Fund, are valued at their last sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices as reported by such exchanges.  Listed options and futures contracts shall be valued: (i) at their last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts; or (ii) in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (the "NOCP"); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Master Fund's net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed "stale" and the value will be determined under the Board’s supervision at fair value.  Securities traded on a foreign securities exchange are valued at their last sale prices, subject to the occurrence of significant events, on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices as reported by that exchange. Short-term investments include highly liquid investments with a remaining maturity of 60 days or less. They are valued by the Adviser at amortized cost, which the Board has determined to approximate fair value.

Other securities for which market quotations are not readily available are valued at bid prices as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser with the supervision of the Board.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service.  Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S.  Foreign exchange rates also are determined before such close.  On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value is determined.  When such significant events materially affect the values of securities held by the Master Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Master Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Portfolio Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$2,766,328	$-	$-	$2,766,328
ETFs & Mutual Funds	11,499,717	-	-	11,499,717
Hedge Funds	-	8,416,386	5,233,370	13,649,756
Private Equity & Special Opportunities	-	1,409,763	-	1,409,763
Short-Term Investments	3,642,174	-	-	3,642,174
Total	$17,908,219	$9,826,149	$5,233,370	$32,967,738

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$151,756	$-	$-	$151,756
Total Return Swap	-	16,737	-	16,737
Total	$151,756	$16,737	$-	$168,493

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Hedge Funds	Total
Balance as of April 1, 2013	$1,942,421	$1,942,421
Gross Purchases	3,600,000	3,600,000
Gross Sales	(442,500)	(442,500)
Net Realized Gain/(Loss)	106,054	106,054
Change in Unrealized Appreciation/Depreciation	27,395	27,395
Transfers out of Level 3*	-	-
Balance as of December 31, 2013	$5,233,370	$5,233,370

*Transfers out of Level 3 into Level 2 in the fair value hierarchy generally occur when lock-up periods on investments in Portfolio Funds are lifted.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 as of December 31, 2013, based on levels assigned to Investments on March 31, 2013.

The amount of the net change in unrealized appreciation/depreciation for the period ended December 31, 2013 relating to investments in Level 3 assets still held at December 31, 2013 is $49,586.

At March 31, 2013, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,575,419
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$1,575,419
Tax cost	$28,938,135

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gottex Multi-Asset Endowment Fund - II
By (Signature and Title)*

/s/ Dr. William J. Landes
Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date March 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Dr. William J. Landes
Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date March 3, 2014

By (Signature and Title)*

/s/ Wade C. Boylan
Wade C. Boylan, Chief Financial Officer
(Principal Financial Officer)

Date March 3, 2014
* Print the name and title of each signing officer under his or her signature.